Consolidated Statements of Net (Loss) Earnings and Comprehensive (Loss) Income - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Petroleum and natural gas sales	$ 2,022,555	$ 3,476,394
Royalties	(191,694)	(306,017)
Sales of purchased commodities	177,000	244,834
Petroleum and natural gas revenue	2,007,861	3,415,211
Expenses
Purchased commodities	177,000	244,834
Operating	513,381	489,034
Transportation	88,856	78,896
Equity based compensation	42,756	44,390
Gain on derivative instruments	(414,072)	(134,907)
Interest expense	85,212	82,858
General and administration	80,716	57,677
Foreign exchange (gain) loss	(7,906)	69,269
Other expense (income)	420	(11,149)
Accretion	78,187	58,170
Depletion and depreciation	712,619	577,134
Impairment expense (reversal)	1,016,094	(192,094)
Gain on business combination	(439,487)
Loss on disposition	352,367
Expenses	2,286,143	1,364,112
(Loss) earnings before income taxes	(278,282)	2,051,099
Income tax (recovery) expense
Deferred	(190,193)	288,707
Current	71,072	226,471
Windfall taxes	78,426	222,859
Taxes	(40,695)	738,037
Net (loss) earnings	(237,587)	1,313,062
Other comprehensive (loss) income
Currency translation adjustments	(16,468)	60,543
Hedge accounting reserve, net of tax	6,357	5,599
Fair value adjustment on investment in securities	(4,092)	28,896
Comprehensive (loss) income	$ (251,790)	$ 1,408,100
Net (loss) earnings per share
Basic (in dollar per share)	$ (1.45)	$ 8.03
Diluted (in dollar per share)	$ (1.45)	$ 7.80
Weighted average shares outstanding ('000s)
Basic (in shares)	163,719	163,489
Diluted (in shares)	163,719	168,426